Chapter 11 - Seadrill Proceedings (Details) - USD ($) $ in Millions	Oct. 27, 2021	Feb. 10, 2021	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Long-term debt		$ 6,200	$ 982	$ 951	$ 5,545	$ 5,545
Rights Offering Percentage		12.50%
Backstop Parties, percentage of new shares issued minus the Rights Offering Percentage (if under-subscribed)		12.50%
Equity commitment premium percentage		4.25%
Commitment premium	20.00%	7.50%
Reorganized Seadrill | Maximum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent		83.00%
Reorganized Seadrill | Minimum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent		16.75%
Allowed Credit Agreement Claim
Reorganization, Chapter 11 [Line Items]
Long-term debt		$ 683
Stated interest rate, paid-in-kind portion (as a percent)		7.50%
Allowed Credit Agreement Claim | LIBOR
Reorganization, Chapter 11 [Line Items]
Basis spread on variable rate (as a percent)		5.00%
New First Lien Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		$ 300
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		$ 175
Debt instrument, interest rate (as percent)		7.00%
New First Lien Revolving Credit Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		$ 125
Debt instrument, interest rate (as percent)		7.00%
Commitment fee percentage		2.80%